Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 2,624,432	$ 5,720,569	$ 1,784,938
Restricted cash		11,108,816
Accounts receivable, net	3,843,414	4,856,637	1,018,003
Other receivables	88,594	120,304	66,000
Income tax receivable	130,957
Due from related parties	252,060	351,357	44,245
Inventories	1,171,728	1,001,977	92,530
Prepaid expenses and other current assets	1,238,196	1,090,787	3,490,446
Total Current Assets	9,349,381	24,250,447	6,496,162
Property and equipment, net	203,934	563,131	6,776,116
Operating lease right-of-use asset	12,344,687	12,573,710	1,077,241
Investments at fair value	44,413	29,071	29,069
Goodwill	31,677,406	31,688,887	1,320,100
Intangible assets, net	15,421,531	16,107,293	1,394,969
Other receivables	767,982	732,716
Due from related parties	5,566,247	5,288,264
Other non-current assets	26,286	26,108	501,750
Total Assets	75,401,867	91,259,627	17,595,407
Current Liabilities
Accounts payable	2,224,294	1,672,306	1,078,381
Accrued expenses and other current liabilities	3,391,966	3,809,540	2,064,302
Deferred revenue	5,050,855	6,391,993	2,561,912
Income tax payable		355,023
Due to related parties		2,932,090	425,551
Operating lease liabilities – current portion	1,325,839	1,590,538	436,271
Loans payable – current portion	330,108	334,391	65,415
Loans payable – related parties – current portion	1,018,628	2,932,090
Convertible debt obligations, current portion	3,773,790	5,752,328	507,765
Short term debt	369,245	539,245
Total Current Liabilities	17,484,725	23,377,454	7,139,597
Due to related parties	1,812	1,729
Operating lease liabilities – non-current portion	11,436,814	11,394,337	894,589
Loans payable – non-current portion	412,121	428,025	85,858
Convertible debt obligations, non-current portion	137,500	2,223,523	766,245
Deferred tax liability	3,300,516	3,391,129	723,122
Derivative liabilities	36,488,594	36,488,594
Total Liabilities	69,262,082	77,304,791	9,609,411
Commitments and Contingencies
Stockholders’ Equity:
Contributed capital	114,218,578	110,534,000	50,924,276
Subscriptions receivable	(1,900,857)	(1,900,857)	(1,900,857)
Reserves	(33,697,262)	(32,933,714)	(31,888,638)
Accumulated deficit	(78,522,639)	(68,539,210)	(13,493,684)
Capital and reserves attributable to owners of Genius Group Ltd	97,820	7,160,219	3,641,097
Non controlling interest	6,041,965	6,794,617	4,344,899
Total Stockholders’ Equity	6,139,785	13,954,836	7,985,996
Total Liabilities and Stockholders’ Equity	$ 75,401,867	$ 91,259,627	$ 17,595,407